condensed interim consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
OPERATING REVENUES
Service	$ 3,559	$ 3,250	$ 7,061	$ 6,495
Equipment	550	406	1,070	824
Operating revenues (arising from contracts with customers)	4,109	3,656	8,131	7,319
Other income	2	72	4	103
Operating revenues and other income	4,111	3,728	8,135	7,422
OPERATING EXPENSES
Goods and services purchased	1,609	1,458	3,157	2,870
Employee benefits expense	1,051	911	2,066	1,784
Depreciation	527	505	1,051	1,028
Amortization of intangible assets	266	220	531	422
Total	3,453	3,094	6,805	6,104
OPERATING INCOME	658	634	1,330	1,318
Financing costs	203	202	410	394
INCOME BEFORE INCOME TAXES	455	432	920	924
Income taxes	111	117	243	256
NET INCOME	344	315	677	668
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	28	(97)	110	125
Foreign currency translation adjustment arising from translating financial statements of foreign operations	(42)	(10)	(111)	42
Total items that may subsequently be reclassified to income	(14)	(107)	(1)	167
Items never subsequently reclassified to income
Change in measurement of investment financial assets	(3)		(4)
Employee defined benefit plan re-measurements	103	(669)	778	(353)
Total items never subsequently reclassified to income	100	(669)	774	(353)
Total	86	(776)	773	(186)
COMPREHENSIVE INCOME	430	(461)	1,450	482
NET INCOME ATTRIBUTABLE TO:
Common Shares	335	290	666	640
Non-controlling interests	9	25	11	28
NET INCOME	344	315	677	668
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	441	(477)	1,476	451
Non-controlling interests	(11)	16	(26)	31
COMPREHENSIVE INCOME	$ 430	$ (461)	$ 1,450	$ 482
NET INCOME PER COMMON SHARE
Basic	$ 0.25	$ 0.23	$ 0.50	$ 0.51
Diluted	$ 0.25	$ 0.23	$ 0.50	$ 0.51
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	1,355	1,278	1,327	1,263
Diluted	1,359	1,280	1,331	1,264